Contract liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Contract Liabilities
Schedule of contract liabilities	Contract liabilities consist of the following:
	Consolidated Group
	2025 A$	2024 A$
Deferred subscription revenue	166,333	144,823
Customer deposits	3,882	2,817
	170,215	147,640

Schedule of movement in contract liabilities

The movement in contract liabilities during the period was as follows:

Contract liabilities as at 1 July 2023	152,211
Revenue recognized that was included in the opening contract liability balance	(150,601)
Increases due to cash received or amounts invoiced in advance of performance	146,030
Contract liabilities as at 30 June 2024	147,640
Revenue recognized that was included in the opening contract liability balance	(144,825)
Increases due to cash received or amounts invoiced in advance of performance	167,400
Contract liabilities as at 30 June 2025	170,215